Basis of presentation	12 Months Ended
Jun. 30, 2025
Basis of presentation
Basis of presentation

2.    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), taking into account the interpretations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the consolidated financial statements.

LuxExperience Group’s fiscal year ends June 30. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.

The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest thousand except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.

As a result of the Company’s acquisition of YNAP in fiscal year 2025, the current year financial statements include the results and financial position of the acquired business from the acquisition date. Accordingly, the amounts presented for the fiscal year ended 30 June 2025 are not entirely comparable with those for the fiscal year ended 30 June 2024, which did not include the acquired operations. Further details of the business combination are provided in Note 6 - Business Combinations.

The consolidated financial statements are prepared under the assumption that the business will continue as a going concern. Management believes that LuxExperience Group has adequate resources to continue operations for the foreseeable future.